PRUDENTIAL INVESTMENT PORTFOLIOS 9

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

February 10, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for Prudential Investment Portfolios 9 – Prudential Absolute Return Bond Fund

Registration numbers 333-66895 and 811-09101

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated January 26, 2012 (SEC accession number 0000067590-12-000024), to the Prospectus, dated March 30, 2011 for the Prudential Absolute Return Bond Fund. The purpose of the filing is to submit the 497 filing dated January 26, 2012 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary